Organization and nature of business (Details) - territory	Aug. 03, 2007	Dec. 31, 2023	Jul. 20, 2016
Schedule of Equity Method Investments [Line Items]
Number of territories with operations		20
Martinique, French Guiana and Guadeloupe
Schedule of Equity Method Investments [Line Items]
Franchise agreement term	10 years
Renewed franchise agreement term	10 years
Number of territories under renewed franchise agreement			3
Arcos Dorados B.V.
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)		100.00%